RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	6 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties relation with company
Name of related parties	Relationship with the Company
Minzhu Xu	Chairperson of the Board
Beijing Paranovus Technology Co., Ltd (“Beijing Paranovus”)	A company controlled by the Hainan Paranovus’s legal representative

Schedule of related party transaction
	As of September 30,	As of March 31,
	2024	2024
Minzhu Xu	$770,333	$-
Beijing Paranovus	64,713	-
Total	$835,046	$-